Cover	6 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	TROIKA MEDIA GROUP, INC.
Entity Central Index Key	0001021096
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-40329
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-0401552
Entity Address Address Line 1	1715 N. Gower St.
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90028
City Area Code	323
Local Phone Number	965-1650
Security 12b Title	Common Shares, $.001 par value
Trading Symbol	TRKA
Security Exchange Name	NASDAQ